TRANSITION PERIOD FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					6 Months Ended			12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016		Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2017	Jun. 30, 2016		Dec. 31, 2016	Sep. 30, 2015
Transition Period Financial Information Details
General and administrative expenses	$ 1,186	$ 2,423		$ 1,106	$ 827	$ 2,380	$ 4,505		$ 7,516	$ 5,317
Other losses					19
Financial expenses. net				144	468
Equity Losses in Non- Consolidated Subsidiaries				38
Net Loss	$ (6,076)	$ 2,812		$ 1,288	$ 1,314	$ (4,095)	$ 6,693		$ 1,801	$ 7,462
Net loss per common share - basic and diluted (in dollars per share)	$ 2.58	$ (1.62)		$ (0.95)	$ (0.026)	$ 1.81	$ (4.13)		$ (0.99)	$ (11.39)
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	2,351,187	1,736,709	[1]	1,361,628	51,031,823	2,258,830	1,620,485	[1]	1,814,668	654,859

[1]	Retrospectively adjusted to reflect the 130-for-1 reverse stock split